UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government
Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BBIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$ 376,328,779
Total Investments (Cost - $376,328,779) – 94.3%	376,328,779
Other Assets Less Liabilities – 5.7%	22,916,981
Net Assets – 100.0%	$ 399,245,760

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $376,328,779 and 53.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2012, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BBIF GOVERNMENT SECURITIES FUND	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

	Par
US Treasury Obligations	(000)	Value

US Treasury Bills (a):
0.06%, 7/05/12	$5,660	$5,659,948
0.06% - 0.07%, 7/12/12	49,786	49,784,925
0.10%, 8/09/12	5,000	4,999,445
0.10% - 0.12%, 8/16/12	60,000	59,990,600
0.10% - 0.13%, 8/23/12	50,000	49,991,979
0.08% - 0.13%, 9/06/12	33,000	32,994,489
0.09%, 9/13/12	10,000	9,998,100
0.15%, 9/27/12	15,000	14,994,375
0.14%, 10/04/12	25,000	24,990,569
0.15%, 10/11/12	25,000	24,989,167
0.13%, 10/25/12	15,000	14,993,854
0.15%, 11/01/12	15,000	14,992,448
0.13% - 0.15%, 12/06/12	32,000	31,981,029
0.15%, 12/20/12	10,000	9,992,750
0.15%, 12/27/12	15,000	14,988,688
0.17%, 3/07/13	7,019	7,011,080
0.19%, 5/30/13	5,000	4,991,160
US Treasury Notes:
0.50%, 5/31/13	5,000	5,012,563
0.63%, 7/31/12	10,000	10,004,861
0.38%, 8/31/12	5,000	5,002,482
1.38%, 9/15/12	10,000	10,025,829
Total US Treasury Obligations – 57.6%		407,390,341

Repurchase Agreements
Citigroup Global Markets, Inc., 0.16%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $27,000,360,
collateralized by a US Treasury Note,
0.75% due 8/15/13, par and fair
values of $27,318,900 and
$27,540,035, respectively)	27,000	27,000,000
Credit Suisse Securities LLC, 0.15%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $27,000,338,
collateralized by a US Treasury
Securities STRIPS†, 0.13% due
4/15/16, par and fair values of
$25,400,000 and $27,545,372,
respectively)	27,000	27,000,000
Deutsche Bank Securities, Inc., 0.14%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $27,000,315,
collateralized by US Treasury Note,
2.00% due 2/15/22, par and fair
values of $26,264,000 and
$27,540,104 respectively)	27,000	27,000,000

	Par
Repurchase Agreements (concluded)	(000)	Value

HSBC Securities, Inc., 0.15%, 7/02/12
(Purchased on 6/29/12 to be
repurchased at $27,000,338,
collateralized by US Treasury
Securities STRIPS†, 0.13% - 2.63%
due 4/15/13 - 1/15/18, par and fair
values of $22,868,000 and
$27,546,555, respectively)	$27,000	$27,000,000
JPMorgan Securities, Inc., 0.14%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $27,000,315,
collateralized by a US Treasury Bills,
0.00% due 9/20/12 - 12/06/12, par
and fair values of $27,557,000 and
$27,540,138, respectively)	27,000	27,000,000
Merrill Lynch, Pierce, Fenner & Smith,
Inc., 0.15%, 7/02/12 (Purchased on
6/29/12 to be repurchased at
$35,000,438, collateralized by a US
Treasury Note, 2.13% due 8/15/21,
par and fair values of $33,487,200
and $35,700,074, respectively)	35,000	35,000,000
Mizuho Securities USA LLC, 0.16%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $27,000,360,
collateralized by a US Treasury
Securities STRIPS†, 0.00% - 2.50%
due 8/15/12 - 5/15/42, par and fair
values of $49,691,269 and
$27,540,016, respectively)	27,000	27,000,000
Morgan Stanley & Co. Inc., 0.16%,
7/02/12 (Purchased on 6/29/12 to
be repurchased at $25,000,360,
collateralized by US Treasury Note,
5.13% due 5/15/16, par and fair
values of $23,304,700 and
$27,540,003, respectively)	27,000	27,000,000
RBS Securities, Inc., 0.15%, 7/02/12
(Purchased on 6/29/12 to be
repurchased at $35,000,438,
collateralized by US Treasury Note,
2.00% due 11/15/21, par and fair
values of $34,115,000 and
$35,704,270, respectively)	35,000	35,000,000
UBS Securities LLC, 0.14%, 7/02/12
(Purchased on 6/29/12 to be
repurchased at $33,470,390,
collateralized by a US Treasury Note,
1.50% due 12/31/13, par and fair
values of $33,298,000 and
$34,139,500, respectively)	33,470	33,470,000
Total Repurchase Agreements – 41.4%		292,470,000

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2012	1

Schedule of Investments (concluded)	Master Government Securities LLC (Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $699,860,341*) – 99.0%	$ 699,860,341
Other Assets Less Liabilities – 1.0%	6,862,323
Net Assets – 100.0%	$ 706,722,664

*	Cost for federal income tax purposes.
†	Separately Traded Registered Interest and Principal of Securities (STRIPS).
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury
Obligations	—	$407,390,341	—	$407,390,341
Repurchase
Agreements	—	292,470,000	—	292,470 ,000
Total	—	$699,860,341	—	$699,860,341

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $28,928,457 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2012	2

Item 2 –	Controls and Procedures

2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Government Securities Fund and Master Government Securities LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Government Securities Fund and Master Government Securities LLC

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BBIF Government Securities Fund and Master Government Securities LLC

Date: August 24, 2012